Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 28, 2016
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Commodity Strategies Fund

(the “Fund”)

Supplement dated November 7, 2017 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated November 28, 2016, as supplemented to date

The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

The section of the Summary Prospectus entitled “Key Facts About BlackRock Commodity Strategies Fund — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Commodity Strategies Fund — Principal Risks of Investing in the Fund” are amended to delete “Non-Diversification Risk.”

BlackRock Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Commodity Strategies Fund

(the “Fund”)

Supplement dated November 7, 2017 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated November 28, 2016, as supplemented to date

The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

The section of the Summary Prospectus entitled “Key Facts About BlackRock Commodity Strategies Fund — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Commodity Strategies Fund — Principal Risks of Investing in the Fund” are amended to delete “Non-Diversification Risk.”